SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- June 30, 1997

ASSETS:
   Investments in MFS/Sun Life Series Trust      Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,763,525  $ 51,921,954  $ 66,281,998
    Government Securities Series ("GSS").....   2,075,484    25,862,735    25,538,574
    High Yield Series ("HYS")................   1,494,351    13,119,443    13,601,832
    Money Market Series ("MMS")..............  12,910,062    12,910,062    12,910,062
    Managed Sectors Series ("MSS")...........     486,478    11,457,687    12,830,645
    Total Return Series ("TRS")..............   2,224,861    36,262,578    43,612,454
    World Government Series ("WGS")..........     564,744     6,520,506     5,997,971
                                                           ------------  ------------
                                                           $158,054,965  $180,773,536
                                                           ------------
                                                           ------------
LIABILTY:
  Payable to sponsor...................................................       (61,771)
                                                                         ------------
        Net Assets.....................................................  $180,711,765
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................  1,096,493      55.7697 $ 61,145,565   $239,351     $ 61,384,916
    GSS................................................  1,079,595      22.9444   24,767,115     95,080       24,862,195
    HYS................................................    465,631      27.3882   12,755,172     42,769       12,797,941
    MMS................................................    744,180      16.2990   12,123,191     11,204       12,134,395
    MSS................................................    301,052      37.8672   11,411,909     --           11,411,909
    TRS................................................  1,435,044      27.0055   38,801,477    605,864       39,407,341
    WGS................................................    301,444      18.0738    5,456,415     --            5,456,415
                                                                                ------------  -----------   ------------
                                                                                $166,460,844   $994,268     $167,455,112
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    273,057      17.9674 $  4,905,820   $    143     $  4,905,963
    GSS................................................     59,071      11.4352      675,000     --              675,000
    HYS................................................     59,205      13.4982      799,210     --              799,210
    MMS................................................     68,172      11.2460      766,494     --              766,494
    MSS................................................     89,278      15.9217    1,417,659        287        1,417,946
    TRS................................................    275,492      15.0686    4,150,355        129        4,150,484
    WGS................................................     49,407      10.9750      541,556     --              541,556
                                                                                ------------  -----------   ------------
                                                                                $ 13,256,094   $    559     $ 13,256,653
                                                                                ------------  -----------   ------------
        Net Assets............................................................  $179,716,938   $994,827     $180,711,765
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS-- Six Months Ended June 30, 1997

                                                        CAS          GSS         HYS          MMS
                                                    Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                    -----------  -----------  ----------  ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $ 5,671,221  $1,773,033   $ 888,950   $   349,808
  Mortality and expense risk charges..............      394,002     166,885      83,543        92,541
  Distribution expense charges....................        3,071         487         565           622
                                                    -----------  -----------  ----------  ------------
      Net investment income.......................  $ 5,274,148  $1,605,661   $ 804,842   $   256,645
                                                    -----------  -----------  ----------  ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions
    Proceeds from sales...........................  $ 6,999,207  $4,181,583   $2,819,383  $ 7,851,713
    Cost of investments sold......................    5,082,897   4,278,423   2,539,784     7,851,713
                                                    -----------  -----------  ----------  ------------
      Net realized gains (losses).................  $ 1,916,310  $  (96,840 ) $ 279,599   $   --
                                                    -----------  -----------  ----------  ------------
  Net unrealized appreciation (depreciation) on
    investments
    End of period.................................  $14,360,044  $ (324,161 ) $ 482,389   $   --
    Beginning of period...........................   13,093,275     670,954     861,574   $   --
                                                    -----------  -----------  ----------  ------------
      Change in unrealized appreciation
        (depreciation)............................  $ 1,266,769  $ (995,115 ) $(379,185 ) $   --
                                                    -----------  -----------  ----------  ------------
    Realized and unrealized gains (losses)........  $ 3,183,079  $(1,091,955) $ (99,586 ) $   --
                                                    -----------  -----------  ----------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS............  $ 8,457,227  $  513,706   $ 705,256   $   256,645
                                                    -----------  -----------  ----------  ------------
                                                    -----------  -----------  ----------  ------------

                                                       MSS          TRS          WGS
                                                    Sub-Account  Sub-Account  Sub-Account     Total
                                                    ----------   ----------   ----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $1,371,268   $4,275,682   $ 252,672    $14,582,634
  Mortality and expense risk charges..............     73,110      255,267       40,287      1,105,635
  Distribution expense charges....................        934        2,758          393          8,830
                                                    ----------   ----------   ----------   -----------
      Net investment income.......................  $1,297,224   $4,017,657   $ 211,992    $13,468,169
                                                    ----------   ----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions
    Proceeds from sales...........................  $1,610,469   $4,316,944   $1,129,719   $28,909,018
    Cost of investments sold......................  1,248,554    3,008,968    1,241,669     25,252,008
                                                    ----------   ----------   ----------   -----------
      Net realized gains (losses).................  $ 361,915    $1,307,976   $(111,950 )  $ 3,657,010
                                                    ----------   ----------   ----------   -----------
  Net unrealized appreciation (depreciation) on
    investments
    End of period.................................  $1,372,958   $7,349,876   $(522,535 )  $22,718,571
    Beginning of period...........................  1,586,190    8,090,640     (245,952 )   24,056,681
                                                    ----------   ----------   ----------   -----------
      Change in unrealized depreciation...........  $(213,232 )  $(740,764 )  $(276,583 )  $(1,338,110)
                                                    ----------   ----------   ----------   -----------
    Realized and unrealized gains (losses)........  $ 148,683    $ 567,212    $(388,533 )  $ 2,318,900
                                                    ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.......................................  $1,445,907   $4,584,869   $(176,541 )  $15,787,069
                                                    ----------   ----------   ----------   -----------
                                                    ----------   ----------   ----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CAS                              GSS
                                                                        Sub-Account                      Sub-Account
                                                               ------------------------------   ------------------------------
                                                                 Six Months      Year Ended       Six Months      Year Ended
                                                                   Ended        December 31,        Ended        December 31,
                                                               June 30, 1997        1996        June 30, 1997        1996
                                                               --------------   -------------   --------------   -------------
OPERATIONS:
  Net investment income......................................   $ 5,274,148      $ 3,981,524      $ 1,605,661     $ 1,241,066
  Net realized gains (losses)................................     1,916,310        4,576,791          (96,840)        (27,070)
  Net unrealized gains (losses)..............................     1,266,769        2,015,008         (995,115)     (1,124,217)
                                                               --------------   -------------   --------------   -------------
      Increase in net assets from operations.................   $ 8,457,227      $10,573,323      $   513,706     $    89,779
                                                               --------------   -------------   --------------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $ 1,632,516      $ 2,717,881      $   357,154     $   894,639
    Net transfers between Sub-Accounts and Fixed Account.....      (194,765)      (1,800,976)         245,460         493,206
    Withdrawals, surrenders, annuitizations and contract
      charges................................................    (3,390,392)      (7,564,122)      (2,443,236)     (4,694,596)
                                                               --------------   -------------   --------------   -------------
      Net accumulation activity..............................   $(1,952,641)     $(6,647,217)     $(1,840,622)    $(3,306,751)
                                                               --------------   -------------   --------------   -------------
  Annuitization Activity:
    Annuitizations...........................................   $    67,112      $     7,453      $  --           $    10,761
    Annuity payments and contract charges....................       (13,634)         (21,172)         (15,358)        (43,569)
    Adjustments to annuity reserve...........................        (2,533)             775            1,410           1,408
                                                               --------------   -------------   --------------   -------------
      Net annuitization activity.............................   $    50,945      $   (12,944)     $   (13,948)    $   (31,400)
                                                               --------------   -------------   --------------   -------------
  Decrease in net assets from contract owner transactions....   $(1,901,696)     $(6,660,161)     $(1,854,570)    $(3,338,151)
                                                               --------------   -------------   --------------   -------------
    Increase (decrease) in net assets........................   $ 6,555,531      $ 3,913,162      $(1,340,864)    $(3,248,372)
NET ASSETS:
  Beginning of period........................................    59,735,348       55,822,186       26,878,059      30,126,431
                                                               --------------   -------------   --------------   -------------
  End of period..............................................   $66,290,879      $59,735,348      $25,537,195     $26,878,059
                                                               --------------   -------------   --------------   -------------
                                                               --------------   -------------   --------------   -------------

                                                                            HYS                              MMS
                                                                        Sub-Account                      Sub-Account
                                                               ------------------------------   ------------------------------
                                                                 Six Months      Year Ended       Six Months      Year Ended
                                                                   Ended        December 31,        Ended        December 31,
                                                               June 30, 1997        1996        June 30, 1997        1996
                                                               --------------   -------------   --------------   -------------
OPERATIONS:
  Net investment income......................................   $   804,842      $   942,056      $   256,645     $   524,831
  Net realized gains.........................................       279,599          281,243         --               --
  Net unrealized gains (losses)..............................      (379,185)         168,726         --               --
                                                               --------------   -------------   --------------   -------------
      Increase in net assets from operations.................   $   705,256      $ 1,392,025      $   256,645     $   524,831
                                                               --------------   -------------   --------------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $   101,496      $   373,887      $   223,744     $   506,719
    Net transfers between Sub-Accounts and Fixed Account.....       291,925         (133,634)        (999,196)      1,225,167
    Withdrawals, surrenders, annuitizations and contract
      charges................................................    (1,021,637)      (2,039,017)      (2,197,225)     (3,891,615)
                                                               --------------   -------------   --------------   -------------
      Net accumulation activity..............................   $  (628,216)     $(1,798,764)     $(2,972,677)    $(2,159,729)
                                                               --------------   -------------   --------------   -------------
  Annuitization Activity:
    Annuity payments and contract charges....................        (3,170)          (6,135)            (626)         (4,273)
    Adjustments to annuity reserve...........................           (96)            (255)          11,008         (11,568)
                                                               --------------   -------------   --------------   -------------
      Net annuitization activity.............................   $    (3,266)     $    (6,390)     $    10,382     $   (15,841)
                                                               --------------   -------------   --------------   -------------
  Decrease in net assets from contract owner transactions....   $  (631,482)     $(1,805,154)     $(2,962,295)    $(2,175,570)
                                                               --------------   -------------   --------------   -------------
    Increase (decrease) in net assets........................   $    73,774      $  (413,129)     $(2,705,650)     (1,650,739)
NET ASSETS:
  Beginning of period........................................    13,523,377       13,936,506       15,606,539      17,257,278
                                                               --------------   -------------   --------------   -------------
  End of period..............................................   $13,597,151      $13,523,377      $12,900,889     $15,606,539
                                                               --------------   -------------   --------------   -------------
                                                               --------------   -------------   --------------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                            MSS                               TRS
                                                                        Sub-Account                       Sub-Account
                                                               ------------------------------   --------------------------------
                                                                 Six Months      Year Ended       Six Months        Year Ended
                                                                   Ended        December 31,         Ended         December 31,
                                                               June 30, 1997        1996         June 30, 1997         1996
                                                               --------------   -------------   ---------------   --------------
OPERATIONS:
  Net investment income......................................   $ 1,297,224      $ 1,252,707      $  4,017,657     $   2,404,032
  Net realized gains.........................................       361,915          346,321         1,307,976         1,937,824
  Net unrealized gains (losses)..............................      (213,232)          27,275          (740,764)          489,044
                                                               --------------   -------------   ---------------   --------------
      Increase in net assets from operations.................   $ 1,445,907      $ 1,626,303      $  4,584,869     $   4,830,900
                                                               --------------   -------------   ---------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $   332,646      $   728,572      $    958,880     $   1,903,724
    Net transfers between Sub-Accounts and Fixed Account.....       323,720          455,068          (178,683)          (23,251)
    Withdrawals, surrenders, annuitizations and contract
      charges................................................      (981,780)      (1,326,391)       (2,964,349)       (5,723,230)
                                                               --------------   -------------   ---------------   --------------
      Net accumulation activity..............................   $  (325,414)     $  (142,751)     $ (2,184,152)    $  (3,842,757)
                                                               --------------   -------------   ---------------   --------------
  Annuitization Activity:
    Annuitizations...........................................   $   --           $   --           $     56,378     $      19,728
    Annuity payments and contract charges....................           (75)            (135)          (38,699)          (68,505)
    Adjustments to annuity reserve...........................       (11,285)          11,582           (10,921)          (13,885)
                                                               --------------   -------------   ---------------   --------------
      Net annuitization activity.............................   $   (11,360)     $    11,447      $      6,758     $     (62,662)
                                                               --------------   -------------   ---------------   --------------
  Decrease in net assets from contract owner transactions....   $  (336,774)     $  (131,304)     $ (2,177,394)    $  (3,905,419)
                                                               --------------   -------------   ---------------   --------------
    Increase in net assets...................................   $ 1,109,133      $ 1,494,999      $  2,407,475     $     925,481
NET ASSETS:
  Beginning of period........................................    11,720,722       10,225,723        41,150,350        40,224,869
                                                               --------------   -------------   ---------------   --------------
  End of period..............................................   $12,829,855      $11,720,722      $ 43,557,825     $  41,150,350
                                                               --------------   -------------   ---------------   --------------
                                                               --------------   -------------   ---------------   --------------

                                                                            WGS
                                                                        Sub-Account                          Total
                                                               ------------------------------   --------------------------------
                                                                 Six Months      Year Ended       Six Months        Year Ended
                                                                   Ended        December 31,         Ended         December 31,
                                                               June 30, 1997        1996         June 30, 1997         1996
                                                               --------------   -------------   ---------------   --------------
OPERATIONS:
  Net investment income......................................   $   211,992      $   951,977      $ 13,468,169     $  11,298,193
  Net realized gains (losses)................................      (111,950)        (130,309)        3,657,010         6,984,800
  Net unrealized gains (losses)..............................      (276,583)        (582,106)       (1,338,110)          993,730
                                                               --------------   -------------   ---------------   --------------
      Increase (decrease) in net assets from operations......   $  (176,541)     $   239,562      $ 15,787,069     $  19,276,723
                                                               --------------   -------------   ---------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $   111,955      $   408,414      $  3,718,391     $   7,533,836
    Net transfers between Sub-Accounts and Fixed Account.....      (119,815)        (463,423)         (631,354)         (247,843)
    Withdrawals, surrenders, annuitizations and contract
      charges................................................      (992,772)      (1,295,854)      (13,991,391)      (26,534,825)
                                                               --------------   -------------   ---------------   --------------
      Net accumulation activity..............................   $(1,000,632)     $(1,350,863)     $(10,904,354)    $ (19,248,832)
                                                               --------------   -------------   ---------------   --------------
  Annuitization Activity:
    Annuitizations...........................................   $   --           $   --           $    123,490     $      37,942
    Annuity payments and contract charges....................       --               --                (71,562)         (143,789)
    Adjustments to annuity reserve...........................       --               --                (12,417)          (11,943)
                                                               --------------   -------------   ---------------   --------------
      Net annuitization activity.............................   $   --           $   --           $     39,511     $    (117,790)
                                                               --------------   -------------   ---------------   --------------
  Decrease in net assets from contract owner transactions....   $(1,000,632)     $(1,350,863)     $(10,864,843)    $ (19,366,622)
                                                               --------------   -------------   ---------------   --------------
    Increase (decrease) in net assets........................   $(1,177,173)     $(1,111,301)     $  4,922,226     $     (89,899)
NET ASSETS:
  Beginning of period........................................     7,175,144        8,286,445       175,789,539       175,879,438
                                                               --------------   -------------   ---------------   --------------
  End of period..............................................   $ 5,997,971      $ 7,175,144      $180,711,765     $ 175,789,539
                                                               --------------   -------------   ---------------   --------------
                                                               --------------   -------------   ---------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                   CAS                       GSS                     HYS                     MMS
                               Sub-Account               Sub-Account             Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------   -----------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended     Six Months   Year Ended
                           Ended       December      Ended       December     Ended     December     Ended       December
                          June 30,       31,        June 30,       31,       June 30,     31,       June 30,       31,
COMPASS 2 CONTRACTS         1997         1996         1997         1996        1997       1996        1997         1996
-----------------------  ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding
 Beginning of Period     1,149,253    1,311,905    1,160,869    1,317,288    489,793    570,116      917,551    1,084,910
    Units purchased         17,163       34,513       14,225       29,010      1,955      5,193       10,481       20,814
    Units transferred
      between Sub-
      Accounts and
      Fixed Account         (6,044)     (32,094)       9,557       25,659     11,618     (6,162)     (50,491)      58,322
    Units withdrawn,
      surrendered, and
      annuitized           (63,879)    (165,071)    (105,056)    (211,088)   (37,735)   (79,354)    (133,361)    (246,495)
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding End
 of Period               1,096,493    1,149,253    1,079,595    1,160,869    465,631    489,793      744,180      917,551
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------

                                   MSS                       TRS                     WGS
                               Sub-Account               Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended
                           Ended       December      Ended       December     Ended     December
                          June 30,       31,        June 30,       31,       June 30,     31,
                            1997         1996         1997         1996        1997       1996
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding
 Beginning of Period       314,243      331,221    1,532,369    1,740,564    358,117    433,736
    Units purchased          5,552       11,544       24,032       40,026      3,969     10,747
    Units transferred
      between Sub-
      Accounts and
      Fixed Account          7,533       12,613       (9,129)      (6,258)    (5,747)   (20,115)
    Units withdrawn,
      surrendered, and
      annuitized           (26,276)     (41,135)    (112,228)    (241,963)   (54,895)   (66,251)
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End
 of Period                 301,052      314,243    1,435,044    1,532,369    301,444    358,117
                         ----------   ----------   ----------   ----------   --------   --------
                         ----------   ----------   ----------   ----------   --------   --------

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                   CAS                       GSS                     HYS                     MMS
                               Sub-Account               Sub-Account             Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------   -----------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended     Six Months   Year Ended
                           Ended       December      Ended       December     Ended     December     Ended       December
                          June 30,       31,        June 30,       31,       June 30,     31,       June 30,       31,
COMPASS 3 CONTRACTS         1997         1996         1997         1996        1997       1996        1997         1996
-----------------------  ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding
 Beginning of Period       231,231      184,876       58,052       39,286     58,945     43,963       83,267       44,348
    Units purchased         46,731       82,988        3,207       23,535      3,772     20,780        4,895       16,424
    Units transferred
      between Sub-
      Accounts and
      Fixed Account          3,401      (23,851)       3,937       (1,004)    (2,013)     1,055      (15,921)      25,043
    Units withdrawn,
      surrendered, and
      annuitized            (8,306)     (12,782)      (6,125)      (3,765)    (1,499)    (6,853)      (4,069)      (2,548)
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding End
 of Period                 273,057      231,231       59,071       58,052     59,205     58,945       68,172       83,267
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------


                                   MSS                       TRS                     WGS
                               Sub-Account               Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended
                           Ended       December      Ended       December     Ended     December
                          June 30,       31,        June 30,       31,       June 30,     31,
                            1997         1996         1997         1996        1997       1996
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding
 Beginning of Period        82,578       53,846      255,284      185,716     47,922     46,895
    Units purchased          9,039       29,174       24,649       80,349      3,711     20,202
    Units transferred
      between Sub-
      Accounts and
      Fixed Account          2,385        4,546        3,369       10,544     (1,502)    (9,737)
    Units withdrawn,
      surrendered, and
      annuitized            (4,724)      (4,988)      (7,810)     (21,325)      (724)    (9,438)
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End
 of Period                  89,278       82,578      275,492      255,284     49,407     47,922
                         ----------   ----------   ----------   ----------   --------   --------
                         ----------   ----------   ----------   ----------   --------   --------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account B (the Variable Account) as of June 30, 1997, the related statements of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 8, 1997

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street
New York, NY 10004
           abcdef

DIRECTORS AND OFFICERS
                                              PROFESSIONALLY MANAGED COMBINATION
JOHN D. McNEIL, Chairman and Director
                                                        FIXED/VARIABLE ANNUITIES
DONALD A. STEWART, President and
Director
                                                    FOR PERSONAL INVESTMENTS AND
DAVID D. HORN, Senior Vice President
                                                      QUALIFIED RETIREMENT PLANS
                                ------------------------------------------------
  and Director
                                                SEMIANNUAL REPORT, JUNE 30, 1997
S. CAESAR RABOY, Senior Vice President
  and Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

PAMELA T. TIMMINS, Director

MICHAEL A. COHEN, Vice President
  and Regional Manager

MARGARET SEARS MEAD, Assistant Vice
President
  and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

                  [LOGO]
GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston,
Massachusetts 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston,
Massachusetts 02110

                                                                       ISSUED BY
                                                CONY-3-8/97 8M          SUN LIFE
                                       INSURANCE AND ANNUITY COMPANY OF NEW YORK